Share capital and additional paidin capital (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Beginning Balance, Amount	¥ 479,375,000	¥ 479,375,000	¥ 479,375,000
Shares Issued During The Year, Amount	0	0	0
Ending Balance, Amount	479,375,000	479,375,000	479,375,000
Noncontrolling Interest
Statement [Line Items]
Beginning Balance, Amount	95,875,000	95,875,000	95,875,000
Shares Issued During The Year, Amount	0	0	0
Ending Balance, Amount	95,875,000	95,875,000	95,875,000
Ordinary Stock Shares [Member]
Statement [Line Items]
Beginning Balance, Amount	326,000	326,000	326,000
Shares Issued During The Year, Amount	0	0	0
Ending Balance, Amount	326,000	326,000	326,000
Additional paid-in capital
Statement [Line Items]
Beginning Balance, Amount	383,174,000	383,174,000	383,174,000
Shares Issued During The Year, Amount	0	0	0
Ending Balance, Amount	¥ 383,174,000	¥ 383,174,000	¥ 383,174,000
Number of shares [Member]
Statement [Line Items]
Beginning Balance, Shares	1,001,131	1,001,131	1,000,862
Shares Issued During The Year, Shares	1,070	1,070	269
Ending Balance, Shares	1,002,201	1,002,201	1,001,131
Total Equity [member]
Statement [Line Items]
Beginning Balance, Amount	¥ 383,500,000	¥ 383,500,000	¥ 383,500,000
Shares Issued During The Year, Amount	0	0	0
Ending Balance, Amount	¥ 383,500,000	¥ 383,500,000	¥ 383,500,000